Shareholder Report		6 Months Ended
	Sep. 01, 2024	Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		DBX ETF TRUST
Entity Central Index Key		0001503123
Entity Investment Company Type		N-1A
Document Period End Date		Feb. 28, 2025
C000191729
Shareholder Report [Line Items]
Fund Name		Xtrackers High Beta High Yield Bond ETF
Class Name		Xtrackers High Beta High Yield Bond ETF
Trading Symbol		HYUP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYUP	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 10,601,043
Holdings Count | Holding		640
Advisory Fees Paid, Amount		$ 10,662
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	10,601,043
Number of Portfolio Holdings	640
Portfolio Turnover Rate (%)	31
Total Net Advisory Fees Paid ($)	10,662
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Sector	% of Net Assets
Communications	27%
Consumer, Cyclical	14%
Financial	13%
Consumer, Non-cyclical	13%
Energy	12%
Basic Materials	6%
Industrial	6%
Technology	4%
Utilities	2%
Diversified	0%

Largest Holdings [Text Block]
Credit Rating	% of Net Assets
BBB	1%
BB	44%
B	37%
CCC	16%
CC	0%

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000194565
Shareholder Report [Line Items]
Fund Name		Xtrackers Low Beta High Yield Bond ETF
Class Name		Xtrackers Low Beta High Yield Bond ETF
Trading Symbol		HYDW
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYDW	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 194,011,721
Holdings Count | Holding		562
Advisory Fees Paid, Amount		$ 289,013
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	194,011,721
Number of Portfolio Holdings	562
Portfolio Turnover Rate (%)	28
Total Net Advisory Fees Paid ($)	289,013
Modified duration to worst	3.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Sector	% of Net Assets
Consumer, Cyclical	21%
Consumer, Non-cyclical	20%
Industrial	14%
Financial	13%
Energy	10%
Communications	6%
Basic Materials	5%
Technology	4%
Utilities	4%

Largest Holdings [Text Block]
Credit Rating	% of Net Assets
BBB	11%
BB	78%
B	10%
CCC	1%

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000232992
Shareholder Report [Line Items]
Fund Name		Xtrackers Risk Managed USD High Yield Strategy ETF
Class Name		Xtrackers Risk Managed USD High Yield Strategy ETF
Trading Symbol		HYRM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYRM	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.25%
AssetsNet		$ 45,949,327
Holdings Count | Holding		4
Advisory Fees Paid, Amount		$ 53,263
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	45,949,327
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	53,263
Modified duration to worst	3.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000191727
Shareholder Report [Line Items]
Fund Name		Xtrackers Short Duration High Yield Bond ETF
Class Name		Xtrackers Short Duration High Yield Bond ETF
Trading Symbol		SHYL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SHYL	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 156,226,707
Holdings Count | Holding		776
Advisory Fees Paid, Amount		$ 122,262
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	156,226,707
Number of Portfolio Holdings	776
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	122,262
Modified duration to worst	2.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Sector	% of Net Assets
Consumer, Cyclical	19%
Communications	18%
Consumer, Non-cyclical	16%
Financial	13%
Energy	11%
Industrial	9%
Basic Materials	5%
Technology	5%
Utilities	3%
Diversified	0%

Largest Holdings [Text Block]
Credit Rating	% of Net Assets
BBB	6%
BB	58%
B	24%
CCC	11%
CC	0%

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000245668
Shareholder Report [Line Items]
Fund Name		Xtrackers USD High Yield BB-B ex Financials ETF
Class Name		Xtrackers USD High Yield BB-B ex Financials ETF
Trading Symbol		BHYB
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHYB	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.20%
AssetsNet		$ 823,393,546
Holdings Count | Holding		1,471
Advisory Fees Paid, Amount		$ 750,143
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	823,393,546
Number of Portfolio Holdings	1,471
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	750,143
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Sector	% of Net Assets
Consumer, Cyclical	22%
Consumer, Non-cyclical	17%
Communications	15%
Energy	13%
Industrial	12%
Basic Materials	7%
Financial	5%
Technology	4%
Utilities	4%
Diversified	0%

Largest Holdings [Text Block]
Credit Rating	% of Net Assets
BBB	7%
BB	67%
B	26%

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000138373
Shareholder Report [Line Items]
Fund Name		Xtrackers USD High Yield Corporate Bond ETF
Class Name		Xtrackers USD High Yield Corporate Bond ETF
Trading Symbol		HYLB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYLB	$3	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.05%
AssetsNet		$ 3,472,368,324
Holdings Count | Holding		1,199
Advisory Fees Paid, Amount		$ 843,212
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	3,472,368,324
Number of Portfolio Holdings	1,199
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	843,212
Modified duration to worst	3.2 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Sector	% of Net Assets
Communications	18%
Consumer, Cyclical	17%
Consumer, Non-cyclical	16%
Financial	13%
Energy	11%
Industrial	10%
Basic Materials	6%
Technology	4%
Utilities	3%
Diversified	0%

Largest Holdings [Text Block]
Credit Rating	% of Net Assets
BBB	6%
BB	61%
B	24%
CCC	9%
CC	0%

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000237217
Shareholder Report [Line Items]
Fund Name		Xtrackers S&P 500 Growth Scored & Screened ETF
Class Name		Xtrackers S&P 500 Growth Scored & Screened ETF
Trading Symbol		SNPG
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Growth Scored & Screened ETF (formerly, Xtrackers S&P 500 Growth ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Growth Scored & Screened ETF (formerly, Xtrackers S&P 500 Growth ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPG	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.15%
AssetsNet		$ 15,994,121
Holdings Count | Holding		90
Advisory Fees Paid, Amount		$ 11,312
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	15,994,121
Number of Portfolio Holdings	90
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	11,312

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000211086
Shareholder Report [Line Items]
Fund Name		Xtrackers S&P 500 Scored & Screened ETF
Class Name		Xtrackers S&P 500 Scored & Screened ETF
Trading Symbol		SNPE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Scored & Screened ETF (formerly, Xtrackers S&P 500 ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Scored & Screened ETF (formerly, Xtrackers S&P 500 ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPE	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.10%
AssetsNet		$ 1,660,674,769
Holdings Count | Holding		316
Advisory Fees Paid, Amount		$ 785,457
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,660,674,769
Number of Portfolio Holdings	316
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	785,457

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000237218
Shareholder Report [Line Items]
Fund Name		Xtrackers S&P 500 Value Scored & Screened ETF
Class Name		Xtrackers S&P 500 Value Scored & Screened ETF
Trading Symbol		SNPV
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Value Scored & Screened ETF (formerly, Xtrackers S&P 500 Value ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers S&P 500 Value Scored & Screened ETF (formerly, Xtrackers S&P 500 Value ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPV	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.15%
AssetsNet		$ 7,988,792
Holdings Count | Holding		242
Advisory Fees Paid, Amount		$ 5,818
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	7,988,792
Number of Portfolio Holdings	242
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	5,818

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000238398
Shareholder Report [Line Items]
Fund Name		Xtrackers S&P Dividend Aristocrats Screened ETF
Class Name		Xtrackers S&P Dividend Aristocrats Screened ETF
Trading Symbol		SNPD
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers S&P Dividend Aristocrats Screened ETF (formerly, Xtrackers S&P ESG Dividend Aristocrats ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers S&P Dividend Aristocrats Screened ETF (formerly, Xtrackers S&P ESG Dividend Aristocrats ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPD	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.15%
AssetsNet		$ 5,415,329
Holdings Count | Holding		101
Advisory Fees Paid, Amount		$ 4,041
InvestmentCompanyPortfolioTurnover		26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	5,415,329
Number of Portfolio Holdings	101
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	4,041

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000223768
Shareholder Report [Line Items]
Fund Name		Xtrackers S&P MidCap 400 Scored & Screened ETF
Class Name		Xtrackers S&P MidCap 400 Scored & Screened ETF
Trading Symbol		MIDE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers S&P MidCap 400 Scored & Screened ETF (formerly, Xtrackers S&P MidCap 400 ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers S&P MidCap 400 Scored & Screened ETF (formerly, Xtrackers S&P MidCap 400 ESG ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MIDE	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.15%
AssetsNet		$ 7,301,866
Holdings Count | Holding		268
Advisory Fees Paid, Amount		$ 5,294
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	7,301,866
Number of Portfolio Holdings	268
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	5,294

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000152993
Shareholder Report [Line Items]
Fund Name		Xtrackers FTSE Developed ex US Multifactor ETF
Class Name		Xtrackers FTSE Developed ex US Multifactor ETF
Trading Symbol		DEEF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEEF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.24%
AssetsNet		$ 50,685,032
Holdings Count | Holding		1,190
Advisory Fees Paid, Amount		$ 60,402
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	50,685,032
Number of Portfolio Holdings	1,190
Portfolio Turnover Rate (%)	24
Total Net Advisory Fees Paid ($)	60,402

Holdings [Text Block]
Sector	% of Net Assets
Industrials	24%
Financials	14%
Consumer Staples	13%
Consumer Discretionary	11%
Materials	9%
Information Technology	6%
Utilities	6%
Communication Services	6%
Health Care	5%
Real Estate	3%
Energy	2%

Largest Holdings [Text Block]
Holdings	6.8% of Net Assets
Imperial Brands PLC (United Kingdom)	1.0%
Fairfax Financial Holdings Ltd. (Canada)	0.9%
Tesco PLC (United Kingdom)	0.7%
Trelleborg AB (Sweden)	0.7%
Koninklijke Ahold Delhaize NV (Netherlands)	0.7%
Industrivarden AB (Sweden)	0.6%
Securitas AB (Sweden)	0.6%
Metro, Inc. (Canada)	0.6%
Cie Generale des Etablissements Michelin SCA (France)	0.5%
Coles Group Ltd. (Australia)	0.5%

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000217052
Shareholder Report [Line Items]
Fund Name		Xtrackers MSCI Kokusai Equity ETF
Class Name		Xtrackers MSCI Kokusai Equity ETF
Trading Symbol		KOKU
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOKU	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.09%
AssetsNet		$ 634,004,014
Holdings Count | Holding		1,176
Advisory Fees Paid, Amount		$ 277,627
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	634,004,014
Number of Portfolio Holdings	1,176
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	277,627

Holdings [Text Block]
Sector	% of Net Assets
Information Technology	25%
Financials	17%
Health Care	11%
Industrials	10%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	7%
Energy	4%
Materials	3%
Utilities	3%
Real Estate	2%

Largest Holdings [Text Block]
Holdings	26.7% of Net Assets
Apple, Inc. (United States)	5.4%
NVIDIA Corp. (United States)	4.5%
Microsoft Corp. (United States)	4.1%
Amazon.com, Inc. (United States)	3.0%
Alphabet, Inc. (United States)	2.7%
Meta Platforms, Inc. (United States)	2.2%
Broadcom, Inc. (United States)	1.3%
Tesla, Inc. (United States)	1.3%
JPMorgan Chase & Co. (United States)	1.1%
Eli Lilly & Co. (United States)	1.1%

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000196640
Shareholder Report [Line Items]
Fund Name		Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Class Name		Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Trading Symbol		QARP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QARP	$10	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.19%
AssetsNet		$ 63,565,275
Holdings Count | Holding		350
Advisory Fees Paid, Amount		$ 61,651
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	63,565,275
Number of Portfolio Holdings	350
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	61,651

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000152991
Shareholder Report [Line Items]
Fund Name		Xtrackers Russell US Multifactor ETF
Class Name		Xtrackers Russell US Multifactor ETF
Trading Symbol		DEUS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEUS	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.17%
AssetsNet		$ 173,471,668
Holdings Count | Holding		843
Advisory Fees Paid, Amount		$ 149,232
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	173,471,668
Number of Portfolio Holdings	843
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	149,232

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000196639
Shareholder Report [Line Items]
Fund Name		Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Class Name		Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Trading Symbol		EMCR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCR	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.15%
AssetsNet		$ 41,430,453
Holdings Count | Holding		1,314
Advisory Fees Paid, Amount		$ 49,380
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	41,430,453
Number of Portfolio Holdings	1,314
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	49,380

Holdings [Text Block]
Sector	% of Net Assets
Information Technology	26%
Financials	24%
Consumer Discretionary	16%
Communication Services	13%
Health Care	6%
Industrials	6%
Materials	3%
Consumer Staples	3%
Real Estate	2%
Utilities	1%

Largest Holdings [Text Block]
Holdings	29.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.1%
Tencent Holdings Ltd. (China)	6.2%
Alibaba Group Holding Ltd. (China)	4.4%
Meituan (China)	1.8%
Samsung Electronics Co. Ltd. (South Korea)	1.8%
Infosys Ltd. (India)	1.4%
PDD Holdings, Inc. (Ireland)	1.3%
HDFC Bank Ltd. (India)	1.1%
International Holding Co. PJSC (United Arab Emirates)	1.1%
Xiaomi Corp. (China)	1.1%

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000196638
Shareholder Report [Line Items]
Fund Name		Xtrackers MSCI EAFE Selection Equity ETF
Class Name		Xtrackers MSCI EAFE Selection Equity ETF
Trading Symbol		EASG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE Selection Equity ETF (formerly, Xtrackers MSCI EAFE ESG Leaders Equity ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI EAFE Selection Equity ETF (formerly, Xtrackers MSCI EAFE ESG Leaders Equity ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EASG	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.14%
AssetsNet		$ 54,105,559
Holdings Count | Holding		346
Advisory Fees Paid, Amount		$ 36,272
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	54,105,559
Number of Portfolio Holdings	346
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	36,272

Holdings [Text Block]
Sector	% of Net Assets
Financials	23%
Industrials	17%
Health Care	13%
Consumer Discretionary	12%
Consumer Staples	8%
Information Technology	8%
Communication Services	6%
Materials	5%
Energy	3%
Utilities	3%
Real Estate	2%

Largest Holdings [Text Block]
Holdings	22.9% of Net Assets
Novo Nordisk A/S (Denmark)	3.4%
ASML Holding NV (Netherlands)	3.2%
AstraZeneca PLC (United Kingdom)	2.7%
Novartis AG (Switzerland)	2.5%
HSBC Holdings PLC (United Kingdom)	2.4%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.3%
Sony Group Corp. (Japan)	1.8%
Unilever PLC (United Kingdom)	1.6%
Schneider Electric SE (France)	1.5%
TotalEnergies SE (France)	1.5%

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000196637
Shareholder Report [Line Items]
Fund Name		Xtrackers MSCI Emerging Markets Climate Selection ETF
Class Name		Xtrackers MSCI Emerging Markets Climate Selection ETF
Trading Symbol		EMCS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Climate Selection ETF (formerly, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Climate Selection ETF (formerly, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCS	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 8
Expense Ratio, Percent		0.15%
Material Change Date	Sep. 01, 2024
AssetsNet		$ 196,569,189
Holdings Count | Holding		67
Advisory Fees Paid, Amount		$ 165,248
InvestmentCompanyPortfolioTurnover		137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	196,569,189
Number of Portfolio Holdings	67
Portfolio Turnover Rate (%)	137
Total Net Advisory Fees Paid ($)	165,248

Holdings [Text Block]
Sector	% of Net Assets
Financials	36%
Information Technology	28%
Consumer Discretionary	17%
Communication Services	10%
Consumer Staples	3%
Energy	2%
Materials	1%
Real Estate	1%
Utilities	1%
Industrials	0%

Largest Holdings [Text Block]
Holdings	46.0% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	14.1%
Tencent Holdings Ltd. (China)	8.3%
Alibaba Group Holding Ltd. (China)	5.7%
Samsung Electronics Co. Ltd. (South Korea)	4.1%
Xiaomi Corp. (China)	2.7%
Meituan (China)	2.5%
HDFC Bank Ltd. (India)	2.4%
Reliance Industries Ltd. (India)	2.2%
China Construction Bank Corp. (China)	2.1%
ICICI Bank Ltd. (India)	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2024. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective November 4, 2024 (the “Effective Date”), the Fund's Board of Trustees approved changes to the Fund proposed by DBX Advisors LLC, the Fund’s investment advisor (the “Advisor”).

(i) the Fund’s name changed from Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to Xtrackers MSCI Emerging Markets Climate Selection ETF and the Fund’s ticker symbol changed from EMSG to EMCS;

(ii) the Fund’s investment objective of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index changed to seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index.

In addition, as of the Effective Date, the Advisor contractually agreed through December 31, 2025 to waive a portion of its management fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.15% of the fund’s average daily net assets.

Material Fund Change Name [Text Block]		(i) the Fund’s name changed from Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to Xtrackers MSCI Emerging Markets Climate Selection ETF and the Fund’s ticker symbol changed from EMSG to EMCS;
Material Fund Change Objectives [Text Block]		(ii) the Fund’s investment objective of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index changed to seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Global Climate 500 Emerging Markets Selection Index.
Material Fund Change Expenses [Text Block]		In addition, as of the Effective Date, the Advisor contractually agreed through December 31, 2025 to waive a portion of its management fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.15% of the fund’s average daily net assets.
Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since September 1, 2024.
Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000241385
Shareholder Report [Line Items]
Fund Name		Xtrackers MSCI USA Climate Action Equity ETF
Class Name		Xtrackers MSCI USA Climate Action Equity ETF
Trading Symbol		USCA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCA	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 4
Expense Ratio, Percent		0.07%
AssetsNet		$ 2,839,235,415
Holdings Count | Holding		293
Advisory Fees Paid, Amount		$ 892,096
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,839,235,415
Number of Portfolio Holdings	293
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	892,096

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000210444
Shareholder Report [Line Items]
Fund Name		Xtrackers MSCI USA Selection Equity ETF
Class Name		Xtrackers MSCI USA Selection Equity ETF
Trading Symbol		USSG
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Selection Equity ETF (formerly, Xtrackers MSCI USA ESG Leaders Equity ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers MSCI USA Selection Equity ETF (formerly, Xtrackers MSCI USA ESG Leaders Equity ETF) (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USSG	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.09%
AssetsNet		$ 554,947,894
Holdings Count | Holding		291
Advisory Fees Paid, Amount		$ 400,415
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	554,947,894
Number of Portfolio Holdings	291
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	400,415

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000236536
Shareholder Report [Line Items]
Fund Name		Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Class Name		Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Trading Symbol		USNZ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USNZ	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.10%
AssetsNet		$ 245,008,790
Holdings Count | Holding		336
Advisory Fees Paid, Amount		$ 114,949
InvestmentCompanyPortfolioTurnover		4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	245,008,790
Number of Portfolio Holdings	336
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	114,949

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000247939
Shareholder Report [Line Items]
Fund Name		Xtrackers RREEF Global Natural Resources ETF
Class Name		Xtrackers RREEF Global Natural Resources ETF
Trading Symbol		NRES
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NRES	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.45%
AssetsNet		$ 29,329,973
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 66,322
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	29,329,973
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	64
Total Net Advisory Fees Paid ($)	66,322

Holdings [Text Block]
Industry	% of Net Assets
Metals & Mining	33%
Oil, Gas & Consumable Fuels	32%
Chemicals	10%
Paper & Forest Products	10%
Containers & Packaging	8%
Food Products	4%
Specialized REITs	2%

Largest Holdings [Text Block]
Holdings	40.9% of Net Assets
Shell PLC (United Kingdom)	7.2%
Corteva, Inc. (United States)	4.4%
Exxon Mobil Corp. (United States)	4.2%
Agnico Eagle Mines Ltd. (Canada)	4.1%
Glencore PLC (Switzerland)	4.0%
TotalEnergies SE (France)	3.9%
Nutrien Ltd. (Canada)	3.7%
UPM-Kymmene OYJ (Finland)	3.6%
Smurfit WestRock PLC (Ireland)	2.9%
BP PLC (United Kingdom)	2.9%

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting